Equity Transactions (Tables)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Sep. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Value of Warrants
Date	March 30, 2017
Warrants	9,200,000
Stock price on grant date	$0.002
Exercise price	$0.002
Expected life	5 year
Volatility	120%
Risk-free rate	1.96%
Calculated value	$15,278
Fair value allocation of proceeds	$45,466

Date	June 9, 2015	Dec 15,2015	March 30, 2017
Warrants	45,000	200,000	9,200,000
Stock price on grant date	$0.40	$0.20	$0.002
Exercise price	$0.40	$0.20	$0.002
Expected life	5 year	5 year	5 year
Volatility	98%	98%	120%
Risk-free rate	1.74%	1.71%	1.96%
Calculated value	$13,259	$29,612	$15,278
Fair value allocation of proceeds	$13,259	$29,612	$45,466

Schedule of Warrant Activity
	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2017	9,446,533	$0.102
Granted	—	—
Exercised	—	—
Outstanding, September 30, 2017	9,446,533	$0.102

	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2016	246,533	$3.84
Granted	9,200,000	$0.002
Exercised	-	-
Outstanding, March 31, 2017	9,446,556	$0.102

Schedule of Conversions of Common Stock
Date	Debt/Interest Converted	Common Stock Issued	Price per Share
October 3, 2017	$10,931	43,900,000	$0.000249
October 5, 2017	$7,582	30,448,193	$0.000249
Subsequent Total	$18,513	74,348,193

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 5, 2017	$6,233	5,300,000	$0.00118
April 10, 2017	$6,586	5,600,000	$0.00118
April 11, 2017	$6,880	5,850,000	$0.00118
April 18, 2017	$7,291	6,200,000	$0.00118
April 20, 2017	$7,644	6,500,000	$0.00118
April 21, 2017	$16,464	14,000,000	$0.00118
April 25, 2017	$17,287	14,700,000	$0.00118
April 26, 2017	$26,600	26,600,000	$0.00100
May 1, 2017	$8,700	14,500,000	$0.00060
June 13, 2017	$1,200	10,000,000	$0.00012
June 16, 2017	$1,930	19,299,400	$0.00010
June 16, 2017	$1,300	11,000,000	$0.00012
June 20, 2017	$1,392	11,600,000	$0.00012
June 21, 2017	$2,314	23,139,900	$0.00010
June 22, 2017	$1,590	13,250,000	$0.00012
June 22, 2017	$1,470	12,250,000	$0.00012
June 26, 2017	$1,800	15,000,000	$0.00012
June 29, 2017	$1,980	16,500,000	$0.00012
July 3, 2017	$2,088	17,400,000	$0.00012
July 12, 2017	$2,088	17,400,000	$0.00012
July 13, 2017	$2,484	13,800,000	$0.00018
July 14, 2017	$3,374	19,000,000	$0.00018
July 18, 2017	$3,374	19,000,000	$0.00018
July 20, 2017	$3,582	19,900,000	$0.00018
July 24, 2017	$6,270	20,900,000	$0.0003
July 25, 2017	$6,870	22,900,000	$0.0003
July 28, 2017	$7,200	24,000,000	$0.0003
August 2, 2017	$7,200	24,000,000	$0.0003
August 4, 2017	$9,000	25,000,000	$0.00036
August 8, 2017	$11,119	26,475,000	$0.00042
August 11, 2017	$13,920	29,000,000	$0.00048
August 16, 2017	$12,810	30,500,000	$0.00042
August 22, 2017	$6,709	19,168,058	$0.00035
August 25, 2017	$11,200	32,000,000	$0.00035
August 31, 2017	$9,600	32,000,000	$0.0003
September 7, 2017	$9,900	36,000,000	$0.00028
September 15, 2017	$9,437	37,900,000	$0.00025
September 22, 2017	$9,910	39,800,000	$0.00025
September 28, 2017	$10,408	41,800,000	$0.00025
September 30, 2017 Total	$277,204	779,232,358

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	20,556	$0.81000
April 6, 2015	$10,000	10,482	$0.95400
April 8, 2015	$15,309	22,678	$0.67500
April 8, 2015	$20,001	22,727	$0.88000
April 9, 2015	$14,320	16,273	$0.88000
April 14, 2015	$10,000	11,848	$0.84400
April 16, 2015	$1,918	2,650	$0.72380
April 21, 2015	$10,000	12,987	$0.77000
April 29, 2015	$15,000	19,481	$0.77000
May 4, 2015	$5,083	6,573	$0.77320
May 12, 2015	$28,456	45,169	$0.63000
May 20, 2015	$20,199	47,382	$0.42620
May 20, 015	$17,240	39,182	$0.44000
May 27, 2015	$13,568	35,090	$0.38660
May 29, 2015	$15,000	44,118	$0.34000
June 11, 2015	$9,897	47,130	$0.21000
June 16, 2015	$14,100	58,750	$0.24000
June 16, 2015	$13,565	56,521	$0.24000
June 22, 2015	$7,415	61,792	$0.12000
June 22, 2015	$14,384	123,996	$0.11600
June 23, 2015	$7,752	64,600	$0.12000
September 16, 2015	$7,974	88,602	$0.09000
September 28, 2015	$10,000	83,333	$0.12000
September 29, 2015	$10,620	88,500	$0.12000
October 7, 2015	$2,250	18,750	$0.12000
October 7, 2015	$8,400	70,000	$0.12000
October 19, 2015	$9,720	81,000	$0.12000
November 2, 2015	$4,424	98,306	$0.04500
November 23, 2015	$10,000	83,333	$0.12000
November 30, 2015	$16,844	129,566	$0.13000
December 9, 2015	$1,746	38,800	$0.04500
December 17, 2015	$5,332	45,966	$0.11600
December 28, 2015	$1,341	29,810	$0.04500
December 28, 2015	$17,700	147,500	$0.12000
December 28, 2015	$14,305	119,208	$0.12000
December 28, 2015	$14,963	128,996	$0.11600
December 29, 2015	$8,395	69,958	$0.12000
December 29, 2015	$7,670	63,917	$0.12000
December 30, 2015	$6,651	147,812	$0.04500
January 1, 2016	$28,500	219,231	$0.13000
January 4, 2016	$19,339	161,161	$0.12000
January 5, 2016	$8,107	180,161	$0.04500
January 6, 2016	$16,070	133,917	$0.12000
January 6, 2016	$16,597	143,080	$0.11600
February 16 ,2016	$1,424	211,020	$0.00680
February 17, 2016	$12,800	422,164	$0.03040
February 23, 2016	$4,640	210,909	$0.02200
February 23, 2016	$3,086	210,044	$0.01460
February 24, 2016	$1,492	220,999	$0.00680
February 25, 2016	$3,000	131,949	$0.02280
February 25, 2016	$4,640	210,909	$0.02200
March 1, 2016	$1,313	291,723	$0.00440
March 2, 2016	$4,600	291,582	$0.01580
March 2, 2016	$1,650	129,321	$0.01280
March 2, 2016	$9,332	582,500	$0.01600
March 7, 2016	$2,799	327,315	$0.00860
March 11, 2016	$1,924	207,375	$0.00920
March 14, 2016	$2,245	356,289	$0.00640
March 15, 2016	$3,329	372,705	$0.00900
March 15, 2016	$5,210	572,500	$0.00920
March 22, 2016	$2,419	447,894	$0.00540
March 22, 2016	$2,367	360,023	$0.00660
March 22, 2016	$5,315	584,100	$0.00920
March 28, 2016	$1,986	447,939	$0.00440
March 31, 2016 Total	$602,376	9,730,152

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2016	$2,197	488,316	$ 0.00450
April 4, 2016	$4,847	862,500	$ 0.00562
April 7, 2016	$1,750	486,111	$ 0.00360
April 14, 2016	$4,158	962,500	$ 0.00432
April 15, 2016	$1,318	488,311	$ 0.00270
April 26, 2016	$1,705	631,489	$ 0.00270
May 4, 2016	$2,067	485,901	$ 0.00426
May 31, 2016	$ 828	230,003	$ 0.00360
June 2, 2016	$9,120	1,500,000	$ 0.00608
June 2, 2016	$4,401	1,467,017	$ 0.00300
June 14, 2016	$5,847	1,461,795	$ 0.00400
June 17,2016	$5,691	1,422,808	$ 0.00400
June 29, 2016	$6,580	1,063,518	$ 0.00618
August 23, 2016	$2,567	1,106,487	$ 0.00232
August 29, 2016	$2,570	1,107,806	$ 0.00232
September 6, 2016	$2,547	1,097,634	$ 0.00232
September 20, 2016	$2,443	1,263,383	$ 0.00194
September 26, 2016	$2,946	1,269,672	$ 0.00232
September 28, 2016	$2,947	1,270,172	$ 0.00232
September 30, 2016	$3,949	2,553,336	$ 0.00154
October 7, 2016	$3,381	2,914,578	$ 0.00116
October 14, 2016	$3,380	2,913,784	$ 0.00116
October 21, 2016	$3,385	2,917,784	$ 0.00116
October 26, 2016	$3,382	2,915,828	$ 0.00116
October 31, 2016	$5,037	4,341,852	$ 0.00116
November 7 , 2016	$5,015	4,323,647	$ 0.00116
November 22, 2016	$5,513	4,753,008	$ 0.00116
November 29, 2016	$5,515	4,754,647	$ 0.00116
December 6, 2016	$4,058	3,497,965	$ 0.00116
January 10, 2017	$6,301	6,301,150	$ 0.00100
February 22, 2017	$4,290	3,575,000	$ 0.00120
March 13, 2017	$4,080	3,400,000	$ 0.00120
March 21, 2017	$4,920	4,100,000	$ 0.00120
March 22, 2017	$5,160	4,300,000	$ 0.00120
March 24, 2017	$5,460	4,550,000	$ 0.00120
March 30, 2017	$5,645	4,800,000	$ 0.00118
March 31, 2017	$5,939	5,050,000	$ 0.00118
March 31, 2017 Total	$150,939	90,628,002

Schedule of Value of Options
Date	April 6, 2015	June 9, 2015	December 15, 2015	March 30, 2017
Options	102,000	50,000	43,000	29,000,000
Stock price grant date	$1.60	$0.40	$0.20	$0.002
Initial Exercise price	$1.60	$0.40	$0.20	$0.002
Modified Exercise price	$0.20	$0.20	$0.20	-
Expected life	5.0	5.0	5.0	5.0
Volatility	99%	99%	84%	120%
Risk-free rate	1.31%	1.74%	1.70%	1.93%
Calculated value	$120,778	$14,838	$5,736	$48,017
Modified value	$151,221	$16,347	$5,736	$48,017

Date	April 6, 2015	June 9, 2015	December 15, 2015	March 30, 2017
Options	102,000	50,000	43,000	29,000,000
Stock price grant date	$1.60	$0.40	$0.20	$0.002
Initial Exercise price	$1.60	$0.40	$0.20	$0.002
Modified Exercise price	$0.20	$0.20	$0.20	-
Expected life	5.0	5.0	5.0	5.0
Volatility	99%	99%	84%	120%
Risk-free rate	1.31%	1.74%	1.70%	1.93%
Calculated value	$120,778	$14,838	$5,736	$48,017
Modified value	$151,221	$16,347	$5,736	$48,017

Schedule of Option Activity
	Number of options	Weighted average exercise price
Outstanding, March 31, 2017	29,228,627	$0.004
Granted	—	—
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2017	29,228,627	$0.004

	Number of options	Weighted average exercise price
Outstanding, March 31, 2016	228,627	$0.20
Granted	29,000,000	$0.002
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2017	29,228,627	$0.004